CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Treasury stock (in shares)	12,026	4,350
Common Stock, $0.0001 par value; authorized 1,600,000 shares; 83,581 and 84,831 shares issued and 71,555 and 80,481 shares outstanding at December 31, 2025 and 2024, respectively
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	1,600,000	1,600,000
Common stock issued (in shares)	83,581	84,831
Common stock outstanding (in shares)	71,555	80,481
Class B Common Stock, $0.0001 par value
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	400,000	400,000
Common stock issued (in shares)	5,789	5,789
Common stock outstanding (in shares)	5,789	5,789